Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
Aug. 28, 2012
(Delaware Large Cap Core Fund) | Class A
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	2.03%
Total annual fund operating expenses	2.93%
(Delaware Large Cap Core Fund) | Class C
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	1.00%
Other expenses	2.03%
Total annual fund operating expenses	3.68%
(Delaware Large Cap Core Fund) | Institutional Class
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	2.03%
Total annual fund operating expenses	2.68%
(Delaware Large Cap Core Fund) | Class R
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.60%
Other expenses	2.03%
Total annual fund operating expenses	3.28%
(Delaware Select Growth Fund) | Class A
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.36%
Total annual fund operating expenses	1.35%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	1.35%
(Delaware Select Growth Fund) | Class B
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	2.10%
(Delaware Select Growth Fund) | Class C
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.36%
Total annual fund operating expenses	2.10%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	2.10%
(Delaware Select Growth Fund) | Institutional Class
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	none
Other expenses	0.36%
Total annual fund operating expenses	1.10%
Fee waivers and expense reimbursements
Total annual fund operating expenses after fee waivers and expense reimbursements	1.10%
(Delaware Select Growth Fund) | Class R
Operating Expenses:
Management fees	0.74%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.36%
Total annual fund operating expenses	1.70%
Fee waivers and expense reimbursements	(0.10%) [1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%

[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class R shares' 12b-1 fees to no more than 0.50% of the Fund's average daily net assets from August 28, 2012 through August 28, 2013 or, if longer, until the Fund is offered to all new investors (as described under "Purchase and redemption of Fund shares").